File No. 33-50379
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

     Pre-Effective Amendment No.                                        [  ]

     Post-Effective Amendment No. 3                                     [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

     Amendment No. 3                                                    [X]


                       (Check appropriate box or boxes.)

                DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
              (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York           10166
          (Address of Principal Executive Offices)      (Zip Code)


     Registrant's Telephone Number, including Area Code: (212) 922-6000

                          Daniel C. Maclean III, Esq.
                                200 Park Avenue
                           New York, New York 10166
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----

      X   on January 2, 1996 pursuant to paragraph (b)
     ----



          60 days after filing pursuant to paragraph (a)(i)
     ----
          on     (date)      pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

     Registrant has registered an indefinite number of shares of its beneficial interest under the Securities Act of 1933 pursuant to
Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1995 was filed on November 22, 1995.



                DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
                 Cross-Reference Sheet Pursuant to Rule 495(a)


Items in
Part A of
Form N-1A      Caption                                        Page
_________      _______                                        ____

  1            Cover Page                                      Cover


  2            Synopsis                                        3


  3            Condensed Financial Information                 4


  4            General Description of Registrant               4


  5            Management of the Fund                          5


  5(a)         Management's Discussion of Fund's Performance   *


  6            Capital Stock and Other Securities              11


  7            Purchase of Securities Being Offered            6


  8            Redemption or Repurchase                        8


  9            Pending Legal Proceedings                       *


Items in
Part B of
Form N-1A
---------

  10           Cover Page                                      Cover


  11           Table of Contents                               Cover


  12           General Information and History                 B-17


  13           Investment Objectives and Policies              B-2


  14           Management of the Fund                          B-4


  15           Control Persons and Principal                   B-8
               Holders of Securities


  16           Investment Advisory and Other                   B-9
               Services


_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.


                DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
           Cross-Reference Sheet Pursuant to Rule 495(a) (continued)


Items in
Part B of
Form N-1A      Caption                                         Page
_________      _______                                         _____

  17           Brokerage Allocation                            B-15


  18           Capital Stock and Other Securities              B-17


  19           Purchase, Redemption and Pricing                B-10
               of Securities Being Offered


  20           Tax Status                                      B-14


  21           Underwriters                                    B-15


  22           Calculations of Performance Data                B-16


  23           Financial Statements                            B-18


Items in
Part C of
Form N-1A
_________

  24           Financial Statements and Exhibits               C-1


  25           Persons Controlled by or Under                  C-4
               Common Control with Registrant


  26           Number of Holders of Securities                 C-4


  27           Indemnification                                 C-4


  28           Business and Other Connections of               C-5
               Investment Adviser


  29           Principal Underwriters                          C-11


  30           Location of Accounts and Records                C-14


  31           Management Services                             C-14


  32           Undertakings                                    C-14


_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.




-------------------------------------------------------------------------------

PROSPECTUS                                                  JANUARY 2, 1996

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
-------------------------------------------------------------------------------

        DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND (THE "FUND") IS AN OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANY, KNOWN AS A MUTUAL FUND. THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF CURRENT INCOME WITH MINIMUM FLUCTUATION OF PRINCIPAL VALUE. THE FUND INVESTS ONLY IN U.S. TREASURY SECURITIES AND REPURCHASE AGREEMENTS IN RESPECT THEREOF. UNDER NORMAL CIRCUMSTANCES, THE FUND WILL ENTER INTO REPURCHASE AGREEMENTS WITH MATURITIES NOT EXCEEDING THE NEXT BUSINESS DAY AND WILL INVEST IN SECURITIES WITH REMAINING MATURITIES OF THREE YEARS OR LESS, AND THE DOLLAR-WEIGHTED AVERAGE MATURITY OF THE FUND'S PORTFOLIO IS NOT EXPECTED TO EXCEED TWO YEARS.

        THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.
        BY THIS PROSPECTUS, THE FUND IS OFFERING CLASS A SHARES AND CLASS B SHARES. CLASS A SHARES AND CLASS B SHARES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO AND THE EXPENSES BORNE BY EACH CLASS. CLASS B SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940.
        INVESTORS CAN INVEST, REINVEST OR REDEEM SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY THE FUND.
        THE DREYFUS CORPORATION PROFESSIONALLY MANAGES THE FUND'S PORTFOLIO.
          THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

          THE STATEMENT OF ADDITIONAL INFORMATION, DATED JANUARY 2, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. FOR A FREE COPY, WRITE TO THE FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.


          MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
                               TABLE OF CONTENTS
                                                                      PAGE

          Annual Fund Operating Expenses....................            3
          Condensed Financial Information...................            4
          Description of the Fund...........................            4
          Management of the Fund............................            5
          How to Buy Fund Shares............................            6
          Investor Services.................................            7
          How to Redeem Fund Shares.........................            8
          Service Plan......................................            9
          Shareholder Services Plan.........................            9
          Dividends, Distributions and Taxes................            10
          Performance Information...........................            11
          General Information...............................            12
          Appendix..........................................            14

                     (Page 2)




                                          ANNUAL FUND OPERATING EXPENSES
                                    (as a percentage of average daily net assets)

                                                                                             CLASS A                    CLASS B
                                                                                             SHARES                      SHARES
                                                                                          -------------             -------------
        Management Fees ..........................................................             .20%                       .20%
        12b-1 Fees (distribution and servicing)...................................             ._                         .25%
        Total Fund Operating Expenses.............................................             .20%                       .45%

      Example:
        An investor would pay the following expenses on
        a $1,000 investment, assuming (1) 5%
        annual return and (2) redemption at the
        end of each time period:
                                                                           CLASS A                  CLASS B
                                                                           SHARES                   SHARES
                                                                      ----------------         -----------------
                                                1 YEAR                     $  2                       $  5
                                                3 YEARS                    $  6                       $ 14
                                                5 YEARS                    $ 11                       $ 25
                                                10 YEARS                   $ 26                       $ 57

-------------------------------------------------------------------------------
          THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER
OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
-------------------------------------------------------------------------------

        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by the Fund, the payment of which will reduce investors' annual return. Unless The Dreyfus Corporation gives the Fund's investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets; and (ii) as to Class B shares only, payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the average daily net assets of Class B. Institutions and certain Service Agents (as defined below) effecting transactions in Fund shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Fund Shares," "Service Plan" and "Shareholder Services Plan."

                    (Page 3)
#
                       CONDENSED FINANCIAL INFORMATION
        The information in the following table has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Additional Information. Further financial data and related notes are included in the Statement of Additional Information, available upon request.
                          FINANCIAL HIGHLIGHTS

        Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.



                                                                              CLASS A SHARES                   CLASS B SHARES
                                                                        --------------------------     ---------------------------
                                                                          YEAR ENDED SEPTEMBER 30         YEAR ENDED SEPTEMBER 30,
                                                                        ---------------------------    ---------------------------
PER SHARE DATA:                                                           1994(1)          1995            1994(1)         1995
                                                                        ------------   ------------    -------------   -----------
  Net asset value, beginning of year...................                     $2.00          $1.96           $2.00           $1.97
                                                                        ------------   ------------    -------------   -----------
  INVESTMENT OPERATIONS:
  Investment income--net...............................                       .10            .13             .09             .13
  Net realized and unrealized gain (loss) on investments                     (.04)           .03            (.03)            .03
                                                                        ------------   ------------    -------------   -----------
  TOTAL FROM INVESTMENT OPERATIONS.....................                       .06            .16             .06             .16
                                                                        ------------   ------------    -------------   -----------
  DISTRIBUTIONS:
  Dividends from investment income --net...............                      (.10)          (.13)           (.09)           (.13)
                                                                        ------------   ------------    -------------   -----------
  Net asset value, end of year.........................                     $1.96          $1.99           $1.97           $2.00
                                                                        ============   ============    =============   ===========
  TOTAL INVESTMENT RETURN .............................                      3.08%(2)       8.45%           3.39%(2)        8.17%
  RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..............                       .20%(2)        .20%            .45%(2)         .45%
  Ratio of net investment income to average net assets.                      5.41%(2)       6.48%           5.01%(2)         6.35%
  Portfolio Turnover Rate..............................              4,125.54%(3)(4)  1,926.32%(4)  4,125.54%(3)(4)  1,926.32%(4)
  Net Assets, end of year (000's omitted)..............                   $90,421       $160,748         $23,147           $5,964


(1) From October 29, 1993 (commencement of operations) to September 30, 1994.
(2) Annualized.
(3) Not annualized.
(4) The high portfolio turnover rate resulted from selling then repurchasing certain portfolio sercurities to take advantage of interest rate fluctuations.


        Further information about the Fund's performance is contained in the Fund's annual report, which may be obtained without charge by writing to the address or calling the number set forth on the cover page of this Prospectus.
                      DESCRIPTION OF THE FUND

GENERAL -- By this Prospectus, two classes of shares of the Fund are being offered -- Class A shares and Class B shares (each such class being referred to as a "Class"). The Classes are identical, except that Class B shares are subject to an annual distribution and service fee at the rate of .25% of the value of the average daily net assets of Class B. The fee is payable for advertising, marketing and distributing Class B shares and for ongoing personal services relating to Class B shareholder accounts and services related to the maintenance of such shareholder accounts pursuant to a Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Service Plan." The distribution and service fee paid by Class B will cause Class B to have a higher expense ratio and to pay lower dividends than Class A.


        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.

                   (Page 4)
#

INVESTMENT OBJECTIVE -- The Fund's investment objective is to provide investors with a high level of current income with minimum fluctuation of principal value. It cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved.


MANAGEMENT POLICIES -- The Fund purchases only U.S. Treasury securities, and may enter into repurchase agreements in respect thereof. Under normal circumstances, the Fund will enter into repurchase agreements with maturities not exceeding the next business day and will invest in securities with remaining maturities of three years or less; the dollar-weighted average maturity of the Fund's portfolio is not expected to exceed two years. The Fund also may lend securities from its portfolio and enter into reverse repurchase agreements. See "Appendix _ Investment Techniques."


INVESTMENT CONSIDERATIONS AND RISKS -- The Fund is not a money market fund and, although it seeks to maintain minimum fluctuation of principal value, no assurance can be given that, when an investor desires to redeem Fund shares, the then-current net asset value per share will be at or greater than the net asset value per share at the time of purchase.


        The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.


        Dividends and distributions paid by the Fund that are attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. However, dividends and distributions attributable to interest from repurchase agreements may be subject to state tax.

                          MANAGEMENT OF THE FUND



INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1995, The Dreyfus Corporation managed or administered approximately $78 billion in assets for more than 1.8 million investor accounts nationwide.


        The Dreyfus Corporation supervises and assists in the overall management of the Fund's affairs under a Management Agreement with the Fund, subject to the overall authority of the Fund's Board in accordance with Massachusetts law. The Fund's primary portfolio manager is Gerald E. Thunelius. He has held that position since June 1994 and has been employed by The Dreyfus Corporation since May 1989. The Fund's other portfolio managers are identified in the Statement of Additional Information. The Dreyfus Corporation also provides research services for the Fund as well as for other funds advised by The Dreyfus Corporation through a professional staff of portfolio managers and securities analysts.


        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCOCredit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $209 billion in assets as of September 30, 1995, including approximately $80 billion in proprietary mutual fund assets. As of September 30, 1995, Mellon, through
                   (Page 5)
#
various subsidiaries, provided noninvestment services, such as custodial or administration services, for more than $717 billion in assets including approximately $55 billion in mutual fund assets.


        For the fiscal year ended September 30, 1995, the Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of the Fund's average daily net assets.


        Unless The Dreyfus Corporation gives the Fund's investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the Fund's average daily net assets; and (ii) as to Class B shares only, payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the average daily net assets of Class B. See "Service Plan." The Fund will not reimburse The Dreyfus Corporation for any amounts The Dreyfus Corporation may bear.

        The Dreyfus Corporation may pay the Fund's distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Fund's distributor may use part or all of such payments to pay Service Agents in respect of these services.

DISTRIBUTOR -- The Fund's distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at One Exchange Place, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.


TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's Custodian.

                            HOW TO BUY FUND SHARES
        The Fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.

        The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among the Fund, Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Fund's Account Application. Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. These fees would be in addition to any amounts which might be received under the Service Plan. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard. Share
                Page 6
#
certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.


        Fund shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. For instructions concerning purchases and to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information."

        Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other agent. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.

        The Fund's net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day that the New York Stock Exchange is open for business. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. The Fund's investments are valued each business day generally by using available market quotations or at fair value which may be determined by one or more pricing services approved by the Fund's Board. Each pricing service's procedures are reviewed under the general supervision of the Fund's Board. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

        Federal Regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
                             INVESTOR SERVICES
FUND EXCHANGES -- An investor may purchase, in exchange for Class A or Class
B shares of the Fund, shares of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus
Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management, which have different investment objectives that may be of interest to investors. Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is being made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.

        To request an exchange, instructions must be given to the Distributor in writing or by telephone. See "How to Redeem Fund Shares _ Procedures." Before any exchange, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. See "Dividends, Distributions and Taxes." No fees currently are charged investors directly in connection with
                    (Page 7)
#
exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, quarterly or annual basis), in exchange for Class A or Class B shares of the Fund, in shares of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management or Dreyfus Treasury Prime Cash Management, if the investor is currently an investor in one of these funds. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by writing to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. See "Dividends, Distributions and Taxes." For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-346-3621.

                         HOW TO REDEEM FUND SHARES
GENERAL -- Investors may request redemption of their shares at any time and the shares will be redeemed at the next determined net asset value.

        The Fund imposes no charges when shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.

        If a request for redemption is received in proper form by the Distributor by 4:00 p.m., New York time, the shares will receive the dividend on the Fund's shares declared on that day and the proceeds of redemption ordinarily will be transmitted in Federal Funds on the next business day.
        The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
PROCEDURES -- Investors may redeem shares by wire or telephone, or through compatible computer facilities as described below.

        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent or its agents to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent or its agents to be genuine. The Fund will require the Transfer Agent or its agents to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

                       (Page 8)
#
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Transfer Agent or its agents by telephone to request a redemption or exchange of Fund shares. In such cases, investors should consider using the other redemption procedures described herein.

REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Fund shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem shares by telephone by calling one of the telephone numbers listed under "General Information" in this Prospectus. The Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or the Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.


REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- The Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming shares in this manner.

                               SERVICE PLAN
                               (CLASS B ONLY)

        Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Service Plan, the Fund (a) reimburses the Distributor for distributing Class B shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing relating to Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Class B. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Class B shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. The fee payable for Servicing is intended to be a "service fee" as defined in Article III, Section 26 of the NASD Rules of Fair Practice. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

                        SHAREHOLDER SERVICES PLAN
                              (CLASS A ONLY)
        Class A shares are subject to a Shareholder Services Plan pursuant to which the Fund has agreed to reimburse Dreyfus Service Corporation an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services to, and/or maintaining accounts of, Class A shareholders. The services provided may include personal services relating to Class A shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Pursuant to an undertaking by The Dreyfus Corporation described under "Management of the Fund," The Dreyfus Corporation, and not the Fund, currently reimburses Dreyfus Service Corporation for any such allocated expenses.

               (Page 9)
#
                      DIVIDENDS, DISTRIBUTIONS AND TAXES

        The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange is open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day. Dividends usually are paid on the last business day of each month, and are automatically reinvested in additional Fund shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized short-term capital gains, if any, are paid quarterly. Distributions from net realized long-term capital gains, if any, generally are paid once a year, but the Fund may make such distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional shares of the Fund at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to Class A or Class B will be borne exclusively by such Class. Class B shares will receive lower per share dividends than Class A shares because of the higher expenses borne by Class B. See "Annual Fund Operating Expenses."


        Dividends derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund generally are taxable to U.S. investors as ordinary income, whether or not reinvested in additional Fund shares. No dividend paid by the Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable to U.S. investors as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional Fund shares. The Code provides that the net capital gains of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions may be subject to state and local taxes.

        Dividends derived from net investment income and distributions attributable to interest from direct obligations of the United States and paid by the Fund to a shareholder currently are not subject to state personal income tax. Dividends and distributions attributable to interest from the entry into repurchase agreements may be subject to state tax. The Fund will provide shareholders with a statement which sets forth the percentage of dividends and distributions paid by the Fund that is attributable to interest income from direct obligations of the United States.

        Dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund with respect to Fund shares beneficially owned by a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefits of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a

                    (Page 10)
#
foreign investor, as well as the proceeds of any redemptions from such investor's account, regardless of the extent to which gain or loss may be realized, will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.


        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.

        Notice as to the tax status of dividends and distributions will be mailed to investors annually. Each investor also will receive periodic summaries of the investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year.
        Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

        Management of the Fund believes that the Fund has qualified for the fiscal year ended September 30, 1995 as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains, if any.

        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                          PERFORMANCE INFORMATION
        For purposes of advertising, performance of each Class of shares may be calculated on several bases, including current yield, average annual total return and/or total return.
        Current yield refers to the Fund's annualized net investment income per share over a 30-day period, expressed as a percentage of the net asset value per share at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result for the first six months, provides an "annualized" yield for an entire one-year period. Calculations of the Fund's current yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund."

        Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Fund was purchased with an initial payment of $1,000 and that the investment

               (Page 11)
#
was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the Fund's performance will include the Fund's average annual total return for one, five and ten year periods, or for shorter time periods depending upon the length of time the Fund has operated.

        Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.
        Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investment companies using a different method of calculating performance.

        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., Bank Rate Monitortrademark, N. Palm Beach, Fla. 33408, IBC/Donoghue's Money Fund ReportRegistration Mark, Bond Buyer's 20-Bond Index, Moody's Bond Survey Bond Index, Salomon Brothers Broad Investment Grade Index and other industry publications.

                          GENERAL INFORMATION
        The Fund was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated March 12, 1992, and commenced operations on October 29, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Fund's shares are classified into two classes _ Class A and Class B. Each share has one vote and shareholders will vote in the aggregate and not by class except as otherwise required by law or with respect to any matter which affects only one class. Holders of Class B shares only, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.

        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund. As described under "Management of the Fund" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

             (Page 12)
#
        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.
        Investor inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Fund shares should call toll free 1-800-554-4611.

        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, the Fund's Board believes that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

            (Page 13)
#

                                APPENDIX
INVESTMENT TECHNIQUES


BORROWING MONEY AND REVERSE REPURCHASE AGREEMENTS -- The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 331\3% of the value of such company's total assets. The Fund currently intends to borrow only for temporary or emergency purposes, and for investment purposes on a secured basis through entering into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest.


LENDING PORTFOLIO SECURITIES -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. Loans of portfolio securities afford the Fund an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 331\3% of the value of the Fund's total assets. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


FORWARD COMMITMENTS -- The Fund may purchase U.S. Treasury securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on a forward commitment or when-issued security are fixed at the time the Fund enters into the commitment. However, the Fund does not make a payment until it receives delivery from the other party to the transaction. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of cash or U.S. Government securities at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES -- U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities greater than ten years.


REPURCHASE AGREEMENTS -- In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund intends to enter into only repurchase agreements with maturities not exceeding the next business day. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund may enter into repurchase agreements with certain banks or non-bank dealers

                 (Page 14)
#
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

              (Page 15)
#

PROSPECTUS
INSTITUTIONAL
SHORT TERM
TREASURY FUND





                                      Managed by
                            The Dreyfus Corporation
Copy Rights 1996 Dreyfus Service Corporation
                                     721/680p4010296




__________________________________________________________________________

               DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
                         CLASS A AND CLASS B SHARES
                                   PART B
                    (STATEMENT OF ADDITIONAL INFORMATION)
                               JANUARY 2, 1996

__________________________________________________________________________

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Institutional Short Term Treasury Fund (the "Fund"), dated January 2, 1996, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call the following numbers:


                In New York State -- Call 1-718-895-1650
                Outside New York State -- Call Toll Free 1-800-346-3621

     Individuals or entities for whom institutions may purchase or redeem Fund shares may write to the Fund at the above address or call toll free 1-800-554-4611 to obtain a copy of the Fund's Prospectus.

     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

                              TABLE OF CONTENTS
                                                             Page

Investment Objective and Management Policies . . . . . .    B-2
Management of the Fund . . . . . . . . . . . . . . . . .    B-4
Management Agreement . . . . . . . . . . . . . . . . . .    B-9
Purchase of Fund Shares. . . . . . . . . . . . . . . . .    B-10
Service Plan (Class B) . . . . . . . . . . . . . . . . .    B-11
Shareholder Services Plan (Class A). . . . . . . . . . .    B-12
Redemption of Fund Shares. . . . . . . . . . . . . . . .    B-12
Determination of Net Asset Value . . . . . . . . . . . .    B-13
Dividends, Distributions and Taxes . . . . . . . . . . .    B-14
Portfolio Transactions . . . . . . . . . . . . . . . . .    B-15
Investor Services. . . . . . . . . . . . . . . . . . . .    B-15
Performance Information. . . . . . . . . . . . . . . . .    B-16
Information About the Fund . . . . . . . . . . . . . . .    B-17
Transfer and Dividend Disbursing Agent, Custodian,
  Counsel and Independent Auditors . . . . . . . . . . .    B-17
Financial Statements . . . . . . . . . . . . . . . . . .    B-18
Report of Independent Auditors . . . . . . . . . . . . .    B-26



                INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


     The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled
"Description of the Fund" and "Appendix."


     Repurchase Agreements. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.


     Forward Commitments. U.S. Treasury securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally appreciating when interest rates decline and depreciating when interest rates rise) based upon changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


     Lending Portfolio Securities. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


     The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Fund must receive at least 100% cash collateral from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions payable on the loaned securities, and any increase in market value; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.


     Investment Restrictions. The Fund has adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:


     1. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     2. Purchase, hold or deal in real estate, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

     3. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.


     4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restrictions Nos. 1, 3 and 9 may be deemed to give rise to a senior security.


     8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

     9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

     10.  Purchase, sell or write puts, calls or combinations thereof.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     12. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

     The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.


                           MANAGEMENT OF THE FUND

     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Board member who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


Board Members of the Fund

LUCY WILSON BENSON, Board Member. President of Benson and Associates, consultants to business and government. Mrs. Benson is a director of Communications Satellite Corporation, General RE Corporation and Logistics Management Institute. She is also a Trustee of the Alfred
     P. Sloan Foundation, Vice Chairman of the Board of Trustees of Lafayette College, Vice Chairman of the Citizens Network for Foreign Affairs and a member of the Council on Foreign Relations. From 1980 to 1994, Mrs. Benson was a director of the Grumman Corporation. Mrs. Benson served as a consultant to the U.S. Department of State and to SRI International from 1980 to 1981. From 1977 to 1980, she was Under Secretary of State of Security Assistance, Science and Technology. She is 68 years old and her address is 46 Sunset Avenue, Amherst, Massachusetts 01002.


*DAVID W. BURKE, Board Member.  Consultant to the Manager since August
     1994. From October 1990 to August 1994, Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 59 years old and his address is 200 Park Avenue, New York, New York 10166.


*JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. For more than five years prior thereto, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. He is Chairman of the Board of Directors of the Noel Group, Inc., a venture capital company; a trustee of Bucknell University; and a director of the Muscular Dystrophy Association, HealthPlan Services Corporation, Belding Heminway Company, Inc., a manufacturer and marketer of industrial threads, specialty yarns, home furnishings and fabrics, Curtis Industries Inc., a national distributor of security products, chemicals and automotive and other hardware, Simmons Outdoor Corporation and Staffing Resources, Inc. He is 52 years old and his address is 200 Park Avenue, New York, New York 10166


MARTIN D. FIFE, Board Member. Chairman of the Board of Magar, Inc., a company specializing in financial products and developing early stage companies. In addition, Mr. Fife is Chairman of the Board and Chief Executive Officer of Skysat Communications Network Corporation, a company developing telecommunications systems. Mr. Fife also serves on the boards of various other companies. He is 68 years old and his address is The Chrysler Building, 405 Lexington Avenue, New York, New York 10174.


WHITNEY I. GERARD, Board Member.  Partner of the New York City law firm of
     Chadbourne & Parke. He is 61 years old and his address is 30 Rockefeller Plaza, New York, New York 10112.


ROBERT R. GLAUBER, Board Member.  Research Fellow, Center for Business and
     Government at the John F. Kennedy School of Government, Harvard University, since January 1992. Mr. Glauber was Under Secretary of the Treasury for Finance at the U.S. Treasury Department from May 1989 to January 1992. For more than five years prior thereto, he was a Professor of Finance at the Graduate School of Business Administration of Harvard University and, from 1985 to 1989, Chairman of its Advanced Management Program. He is 56 years old and his address is 79 John F. Kennedy Street, Cambridge, Massachusetts 02138.


ARTHUR A. HARTMAN, Board Member.  Senior consultant with APCO Associates
     Inc. From 1981 to 1987, he was United States Ambassador to the former Soviet Union. He is a director of the ITT Hartford Insurance Group, Ford Meter Box Corporation and Lawter International and a member of the advisory councils of several other companies, research institutes and foundations. He is a former President of the Harvard Board of Overseers. He is 69 years old and his address is 2738 McKinley Street, N.W., Washington, D.C. 20015.


GEORGE L. PERRY, Board Member.  An economist and Senior Fellow at the
     Brookings Institution since 1969. He is co-director of the Brookings panel on Economic Activity and editor of its journal, The Brookings Papers. He is also a director of the State Farm Mutual Automobile Association and State Farm Life Insurance Company. He is 61 years old and his address is 1775 Massachusetts Avenue, N.W., Washington, D.C. 10036.


PAUL D. WOLFOWITZ, Board Member.  Dean of The Paul H. Nitze School of
     Advanced International Studies at Johns Hopkins University. He is a director of Hasbro Inc., a toy concern. From 1989 to 1993, he was Under Secretary of Defense for Policy. From 1986 to 1989, he was the U.S. Ambassador to the Republic of Indonesia. From 1982 to 1986, he was Assistant Secretary of State of East Asian and Pacific Affairs of the Department of State. He is 51 years old and his address is 1740 Massachusetts Avenue, N.W., Washington, D.C. 20036.




     For so long as the Fund's plans described in the sections captioned "Service Plan" and "Shareholder Services Plan" remain in effect, the Board members of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.


     Ordinarily, there will be no meetings of shareholders for the purpose of electing Board members unless and until such time as less than a majority of the Board members holding office have been elected by shareholders, at which time the Board members then in office will call a shareholders' meeting for the election of Board members. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Board is required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Board member when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.


     Board members are entitled to receive an annual retainer and a per meeting fee and reimbursement for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended September 30, 1995, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1994, were as follows:


                                                             (3)                                       (5)
                                   (2)                   Pension or                (4)          Total Compensation
     (1)                          Aggregate           Retirement Benefits    Estimated Annual  from Fund(2) and Fund
  Name of Board                 Compensation from      Accrued as Part of     Benefits Upon     Complex Paid to
      Member                      Fund(1)(2)           Fund's Expenses          Retirement       Board Members
-----------------               ------------------    -------------------    ----------------  ----------------------
Lucy Wilson Benson                  $2,000                  none                   none          $ 64,459 (14)

David W. Burke                      $2,000                  none                   none          $ 27,898 (52)

Joseph S. DiMartino                 $1,763*                 none                   none          $445,000** (93)

Martin D. Fife                      $2,000                  none                   none          $ 51,750 (12)

Whitney I. Gerard                   $2,000                  none                   none          $ 52,000 (12)

Robert R. Glauber                   $2,000                  none                   none          $ 79,696 (10)

Arthur A. Hartman                   $2,000                  none                   none          $ 52,000 (12)

George L. Perry                     $2,000                  none                   none          $ 52,000 (12)

Paul D. Wolfowitz                   $2,000                  none                   none          $ 32,631 (11)


______________________________
(1)  Amount does not include reimbursed expenses for attending Board meetings, which amounted to $1,041 for all Board members as a group.


(2)  The aggregate compensation payable to each Board member by the Fund was paid by the
     Manager and not the Fund.


*    Named Chairman of the Board at February 2, 1995 Board meeting.  Receives additional
     25% of attendance and meeting fees.


**   Estimated amount for the year ended December 31, 1995.

Officers of the Fund

MARIE E. CONNOLLY, President and Treasurer. President and Chief Executive
     Officer of the Distributor and an officer of other investment companies advised or administered by the Manager. From December 1991 to July 1994, she was President and Chief Compliance Officer of Funds Distributor, Inc., the ultimate parent company of which is Boston Institutional Group, Inc. Prior to December 1991, she served as Vice President and Controller, and later as Senior Vice President, of The Boston Company Advisors, Inc. She is 38 years old.


JOHN E. PELLETIER, Vice President and Secretary. Senior Vice President and General Counsel of the Distributor and an officer of other investment companies advised or administered by the Manager. From February 1992 to July 1994, he served as Counsel for The Boston Company Advisors, Inc. From August 1990 to February 1992, he was employed as an Associate at Ropes & Gray. He is 31 years old.


ELIZABETH A. BACHMAN, Vice President and Assistant Secretary.  Assistant
     Vice President of the Distributor and an officer of other investment companies advised or administered by the Manager. She is 26 years old.


FREDERICK C. DEY, Vice President and Assistant Treasurer.  Senior Vice
     President of the Distributor and an officer of other investment companies advised or administered by the Manager. From 1988 to August 1994, he was manager of the High Performance Fabric Division of Springs Industries, Inc. He is 34 years old.


ERIC B. FISCHMAN, Vice President and Assistant Secretary.  Associate
     General Counsel of the Distributor and an officer of other investment companies advised or administered by the Manager. From September 1992 to August 1994, he was an attorney with the Board of Governors of the Federal Reserve System. He is 31 years old.


JOSEPH F. TOWER, III, Assistant Treasurer.  Senior Vice President,
     Treasurer and Chief Financial Officer of the Distributor and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc., where he held various management positions in the Corporate Finance and Treasury areas. He is 33 years old.


JOHN J. PYBURN, Assistant Treasurer.  Assistant Treasurer of the
     Distributor and an officer of other investment companies advised or administered by the Manager. From 1984 to July 1994, he was Assistant Vice President in the Mutual Fund Accounting Department of the Manager. He is 60 years old.


MARGARET M. PARDO, Assistant Secretary.  Legal Assistant with the
     Distributor and an officer of other investment companies advised or administered by the Manager. From June 1992 to April 1995, she was a Medical Coordination Officer at ORBIS International. Prior to June 1992, she worked as Program Coordinator at Physicians World
     Communications Group.  She is 27 years old.

     The address of each officer of the Fund is 200 Park Avenue, New York, New York, 10166.

     Board members and officers of the Fund, as a group, owned less than 1% of the Fund's shares of beneficial interest outstanding on October 25, 1995.


     The following persons are known by the Fund to own of record 5% or more of the Fund's outstanding voting securities as of October 25, 1995:
Class A - General Invested Fund/City of Detroit, Finance Department/Debt Management, 1210 City County Bldg., Detroit, MI 48226 - 28.50%; Swiss American Securities Inc./Sub A/C # 11657110, 100 Wall St., New York, NY 10005-3701 - 9.14%; C F Industries Inc., 1 Salem Lake Dr., Long Grove, IL 60047-8401 - 9.05%; Sun Bank TTEE/FBO Highland Health Facilities Auth., Attn. Linda Schuchman, 225 E. Robinson St., Suite 250, Orlando, FL 32801-4322 - 9.05%; City of Detroit/ G O Bond Fund Series 1991, Finance Department/Debt Management, 1210 City County Bldg., Detroit, MI 48226 - 7.65%; City of Detroit/G O Bond Fund Series 1933, Finance Department/Debt Management, 1210 City County Bldg. Detroit, MI 48226 - 7.20%; Hawkeye Bank, Attn. Trust Dept., 431 E. Locust St., Des Moines, IA 50309-1999 - 6.69%. Class B - Capital Network Services, Attn. Donna Howell, 1 Bush St. Suite 11, San Francisco, CA 94104-4406 - 50.53%; City of Naples, Attn. Anne Middleton, 735 8th St. S, Naples, FL 33940-6703 - 9.53%; Hart County Telephone, PO Box 388, Hartwell, GA 30643 - 8.57%. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940
Act) of the Fund.


                            MANAGEMENT AGREEMENT

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Management of the Fund."

     The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994 with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders on August 4, 1994, and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on November 9, 1995. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager:
Howard Stein, Chairman of the Board and Chief Executive Officer; W. Keith Smith, Vice Chairman of the Board; Christopher M. Condron, President, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-- Distribution and a director; Philip L. Toia, Vice Chairman--Operations and Administration and a director; Barbara E. Casey, Vice President--Dreyfus Retirement Services; Diane M. Coffey, Vice President--Corporate Communications; Elie M. Genadry, Vice President--Institutional Sales; William F. Glavin, Jr., Vice President--Corporate Development; Henry D. Gottmann, Vice President--Retail Sales and Service; Mark N. Jacobs, Vice President--Legal and Secretary; Daniel C. Maclean, Vice President and General Counsel; Jeffrey N. Nachman, Vice President--Mutual Fund Accounting; Andrew S. Wasser, Vice President--Information Services; Katherine C. Wickham, Vice President--Human Resources; Maurice Bendrihem, Controller; Elvira Oslapas, Assistant Secretary; and Mandell L. Berman, Frank V. Cahouet, Alvin E. Friedman, Lawrence M. Greene, Julian M. Smerling and David B. Truman, directors.


     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Robert P. Fort, Garitt Kono and Gerald E. Thunelius. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund as well as for other funds advised by the Manager. All purchases and sales are reported for the Board members' review at the meeting subsequent to such transactions.


     The Manager maintains office facilities on behalf of the Fund, and furnishes, among other things, statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


     As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of .20 of 1% of value of the Fund's average daily net assets. For the period October 29, 1993 (commencement of operations) through September 30, 1994, and for the fiscal year ended September 30, 1995, the management fees paid by the Fund were $119,741 and $186,965, respectively.

     Unless the Manager gives the Fund's investors at least 90 days' notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the Fund's average daily net assets and (ii) as to Class B shares only, payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the average daily net assets of Class B. See "Service Plan."

     In addition, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


                           PURCHASE OF FUND SHARES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Buy Fund Shares."

     The Distributor. The Distributor serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies. In some states, banks or other financial institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.


     Using Federal Funds. Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and his order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Transfer Agent. An order for the purchase of Fund shares placed by an investor with a sufficient Federal Funds or cash balance in his brokerage account with a securities dealer, bank or other financial institution will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.


                                SERVICE PLAN
                               (CLASS B ONLY)

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Service Plan."

     Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Service Plan") with respect to the Fund's Class B shares. Pursuant to the Service Plan, the Fund (a) reimburses the Distributor for distributing Class B shares and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Class B shares and providing certain services to the holders of Class B shares. Under the Service Plan, the Distributor and Dreyfus may make payments to certain financial institutions, securities dealers and other financial industry professionals (collectively, "Service Agents") with respect to these services. The Fund's Board believes that there is a reasonable likelihood that the Service Plan will benefit the Fund and the holders of Class B shares.


     A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Board members for their review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Class B shares may bear pursuant to the Service Plan without the approval of the holders of Class B shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan was so approved by the Board members at a meeting held on November 9, 1995. The Service Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of Class B shares.


     For the fiscal year ended September 30, 1995, the Fund paid $320 to Dreyfus and $34,586 (none of which was paid for printing prospectuses) to the Distributor, with respect to Class B, pursuant to the Service Plan.


                          SHAREHOLDER SERVICES PLAN
                               (CLASS A ONLY)

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"Shareholder Services Plan."

     The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Dreyfus Service Corporation for certain allocated expenses of providing personal services and/or maintaining shareholder accounts with respect to Class A shares only. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board members for their review. In addition, the Plan provides that material amendments of the Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan.


     For the fiscal year ended September 30, 1995, no fee was paid by the Fund under the Plan pursuant to an undertaking by the Manager.


                          REDEMPTION OF FUND SHARES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Redeem Fund Shares."

     Redemption by Wire or Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this procedure on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Such payment will be made to a bank that is a member of the Federal Reserve System.

     Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmission:

                               Transfer Agent's
     Transmittal Code               Answer Back Sign

     144295                    144295 TSSG PREP

     Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or at any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than a customary weekend or holiday closing), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                      DETERMINATION OF NET ASSET VALUE

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Buy Fund Shares."

     Valuation of Portfolio Securities. The Fund's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board. Expenses and fees, including the management fee, accrue daily and are taken into account for the purpose of determining the net asset value of the relevant Class of Fund shares.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange and Transfer Agent are closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES

     The following information supplements and should read in conjunction with the section in Fund's Prospectus entitled "Dividends, Distributions and Taxes"

     Management believes that the Fund has qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended September 30, 1995. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Qualification as a regulated investment company relieves the Fund from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a dividend or distribution would be a return on investment in an economic sense, although taxable as stated above. In addition, the Code provides that if a shareholder holds shares of the Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized by the Fund from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

     Investment by the Fund in securities issued or acquired at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Fund may be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.


                           PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sale price received from, market makers for the securities may reflect the spread between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

     Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of Fund shares.

     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                              INVESTOR SERVICES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Investor Services."

     Fund Exchanges. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares in certificate form are not eligible for telephone exchange.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of the Fund, shares of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of the Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange Transaction. Shares issued in certificate form are not eligible for Auto-Exchange.

     The Fund Exchanges service and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the Fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.


                           PERFORMANCE INFORMATION

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"Performance Information."

     For the thirty-day period ended September 30, 1995, the Fund's current yield was 5.65% for Class A and 5.40% for Class B. Current yield is computed pursuant to a formula which operates as follows: The amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.


     For the 1 and 1.92 year periods, the Fund's average annual total return for Class A was 8.45% and 5.84%, respectively. The Fund's average annual total return for Class B for the same periods was 8.17% and 5.85%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


     The Fund's total return for the period October 29, 1993 (commencement of operations) through September 30, 1995, was 11.53% for Class A and 11.55% for Class B. Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

     From time to time, advertising materials for the Fund may refer to or discuss then-current or past economic conditions, developments and/or events, including actual or proposed tax legislation. From time to time, advertising materials for the Fund may also refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time advertising materials for the Fund also may refer to Morningstar ratings and related analyses supporting the rating.


                         INFORMATION ABOUT THE FUND

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "General Information."

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     The Fund sends annual and semi-annual financial statements to all its shareholders.


        TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL, CUSTODIAN,
                          AND INDEPENDENT AUDITORS

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian of the Fund's investments. Neither the Transfer Agent nor The Bank of New York has any part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

     Stroock & Stroock & Lavan, 7 Hanover Square, New York, New York 10004-2696, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as auditors of the Fund.




DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
STATEMENT OF INVESTMENTS                                                                            SEPTEMBER 30, 1995
                                                                                              PRINCIPAL
                                                                                              AMOUNT                  VALUE
                                                                                               --------------      --------------
BONDS AND NOTES-70.5%
U.S. TREASURY NOTES-60.1%
    7 1/2%, 2/29/1996.......................................................                    $    5,000,000    $    5,038,280
    6 1/4%, 8/31/1996.......................................................                         5,000,000         5,020,315
    8%, 10/15/1996..........................................................                         4,500,000         4,598,437
    7 1/4%, 11/30/1996......................................................                         4,200,000         4,266,280
    8 1/2%, 4/15/1997.......................................................                         7,500,000         7,789,455
    5 5/8%, 6/30/1997.......................................................                        25,000,000        24,910,150
    7 3/8%, 11/15/1997......................................................                        31,000,000        31,905,789
    7 7/8%, 1/15/1998.......................................................                        10,000,000        10,421,880
    5 3/8%, 5/31/1998.......................................................                         4,000,000         3,946,876
    5 7/8%, 8/15/1998.......................................................                         2,200,000         2,198,282
                                                                                                                      -----------
                                                                                                                     100,095,744
                                                                                                                      -----------
U.S. TREASURY PRINCIPAL STRIPS-10.4%
    Zero Coupon, 2/15/1996..................................................                         3,000,000         2,939,067
    Zero Coupon, 11/15/1996.................................................                         9,000,000         8,446,545
    Zero Coupon, 11/15/1997.................................................                         6,800,000         6,013,376
                                                                                                                      -----------
                                                                                                                      17,398,988
                                                                                                                      -----------
TOTAL BONDS AND NOTES
    (cost $117,609,341).....................................................                                        $117,494,732
                                                                                                                     ===========



SHORT-TERM INVESTMENTS-2.9%
REPURCHASE AGREEMENT;
Aubrey G. Lanston & Co. Inc., 6 1/4%
    dated 9/29/1995, due 10/2/1995 in the amount
    of $4,808,503 (fully collateralized by $4,760,000 U.S.
    Treasury Notes, 8 7/8%, 2/15/1996, value $4,861,150)
    (cost $4,806,000).......................................................                     $   4,806,000      $  4,806,000
                                                                                                                      ===========
TOTAL INVESTMENTS
    (cost $122,415,341).....................................................                         73.4%          $122,300,732
                                                                                                  ========           ============
CASH AND RECEIVABLES (NET)..................................................                         26.6%           $44,410,983
                                                                                                  ========           ============
NET ASSETS  ........................................................                                100.0%           $166,711,715
                                                                                                  ========           ============




See notes to financial statements.



DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                 SEPTEMBER 30, 1995
ASSETS:
    Investments in securities, at value (cost $122,415,341)-see statement...                                       $122,300,732
    Cash ...................................................................                                            812,898
    Receivable for investment securities sold...............................                                         43,339,024
    Interest receivable.....................................................                                          2,289,229
                                                                                                                    -----------
                                                                                                                    168,741,883
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                 $     28,973
    Due to Distributor......................................................                        1,195
    Payable for shares of Beneficial Interest redeemed......................                    2,000,000             2,030,168
                                                                                               -------------          ----------
NET ASSETS  ................................................................                                       $166,711,715
                                                                                                                    ===========
REPRESENTED BY:
    Paid-in capital.........................................................                                       $167,548,600
    Accumulated undistributed investment income-net.........................                                             29,191
    Accumulated net realized (loss) on investments..........................                                           (751,467)
    Accumulated net unrealized (depreciation) on investments-Note 3.........                                           (114,609)
                                                                                                                   ------------
NET ASSETS at value.........................................................                                       $166,711,715
                                                                                                                   ============
Shares of Beneficial Interest outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                         80,685,000
                                                                                                                   ============
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                          2,975,858
                                                                                                                   ============
NET ASSET VALUE per share:
    Class A Shares
      ($160,747,986 / 80,685,000 shares)....................................                                         $1.99
                                                                                                                    ======
    Class B Shares
      ($5,963,729 / 2,975,858 shares).......................................                                         $2.00
                                                                                                                    ======






See notes to financial statements.



DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
STATEMENT OF OPERATIONS                                                                         YEAR ENDED SEPTEMBER 30, 1995
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $6,262,268
    EXPENSES:
      Management fee-Note 2(a)..............................................                         $186,965
      Distribution fees (Class B shares)-Note 2(b)..........................                           34,906
                                                                                                    ---------
          TOTAL EXPENSES....................................................                                            221,871
                                                                                                                      ---------
          INVESTMENT INCOME-NET.............................................                                          6,040,397
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                       $   17,213
    Net unrealized appreciation on investments..............................                          487,103
                                                                                                    ---------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                            504,316
                                                                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $6,544,713
                                                                                                                    ============





See notes to financial statements.



DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                            YEAR ENDED SEPTEMBER 30,
                                                                                        --------------------------------
                                                                                            1994*             1995
                                                                                        --------------    --------------
OPERATIONS:
    Investment income-net...................................................           $    3,159,507         $    6,040,397
    Net realized gain (loss) on investments.................................                 (768,680)                17,213
    Net unrealized appreciation (depreciation) on investments for the year..                 (601,712)               487,103
                                                                                        --------------          --------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............                1,789,115              6,544,713
                                                                                        --------------          --------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares........................................................               (2,162,627)            (5,125,168)
      Class B shares........................................................                 (996,880)              (886,038)
                                                                                        --------------          --------------
          TOTAL DIVIDENDS...................................................               (3,159,507)            (6,011,206)
                                                                                        --------------          --------------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold:
      Class A shares........................................................              189,416,535            205,025,138
      Class B shares........................................................               54,832,853              9,691,420
    Dividends reinvested:
      Class A shares........................................................                1,141,340              2,977,656
      Class B shares........................................................                  925,959                735,883
    Cost of shares redeemed:
      Class A shares........................................................              (99,275,672)          (138,068,260)
      Class B shares........................................................              (32,202,529)           (27,751,723)
                                                                                        --------------          --------------
          INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS......              114,838,486             52,610,114
                                                                                        --------------          --------------
            TOTAL INCREASE IN NET ASSETS....................................              113,468,094             53,143,621
NET ASSETS:
    Beginning of year.......................................................                  100,000            113,568,094
                                                                                        --------------          --------------
    End of year (including undistributed investment
      income-net; $29,191 in 1995)..........................................             $113,568,094           $166,711,715
                                                                                         ============           =============






                                                                                      SHARES
                                                       ---------------------------------------------------------------------
                                                                      CLASS A                          CLASS B
                                                       --------------------------------         --------------------------------

                                                                YEAR ENDED SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,
                                                       --------------------------------         --------------------------------
                                                           1994*             1995              1994*             1995
                                                       --------------     --------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold............................           95,733,812         103,232,663          27,524,886        4,898,778
    Shares issued for dividends reinvested.              579,653           1,502,166             467,409          372,428
    Shares redeemed........................          (50,185,737)        (70,202,557)        (16,264,410)     (14,048,233)
                                                      --------------     --------------    --------------   --------------
          NET INCREASE (DECREASE) IN
            SHARES OUTSTANDING.............           46,127,728          34,532,272          11,727,885       (8,777,027)
                                                       ============     ============         ============   ===============

    * From October 29, 1993 (commencement of operations) to September 30,
      1994.


See notes to financial statements.



DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
FINANCIAL HIGHLIGHTS

    Reference is made to page 4 of the Fund's Prospectus dated
February 1, 1996.


See notes to financial statements.



DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.


    The Fund offers both Class A and Class B shares. Class A shares are subject to a Shareholder Services Plan and Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.


    (A) PORTFOLIO VALUATION: The Fund's investments (excluding short-term investments) are valued at the mean between the quoted bid prices and asked prices. Short-term investments are carried at amortized cost, which approximates value.


    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income including, where applicable, amortization of discount on investments, is recognized on the accrual basis.


    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.


    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.


    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    The Fund has an unused capital loss carryover of approximately $728,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 1995. If not applied, the carryover expires in fiscal 2003.


NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the average daily value of the Fund's net assets and is payable monthly.


    Unless the Manager gives the Fund's investors 90 days notice to the contrary, the Manager and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund's Class B shares, Rule 12b-1 Service Plan expenses.


    (B) Under the Class B Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Class B shares and (b) pays The Dreyfus Corporation and Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for advertising and marketing relating to the Fund's Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's Class B average daily net assets. Both the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Class B shares owned by the shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to the Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the year ended September 30, 1995, $34,906 was charged to the Fund pursuant to the Plan.


    (C) Each trustee who is not an "affiliated person" as defined in the Act receives an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, other than short-term securities, during the year ended September 30, 1995, amounted to $1,353,168,374 and $1,357,218,039, respectively.


    At September 30, 1995, accumulated net unrealized depreciation on investments was $114,609, consisting of $87,274 gross unrealized appreciation and $201,883 gross unrealized depreciation.


    At September 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
    We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Short Term Treasury Fund, including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Short Term Treasury Fund at September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.



                                 [Ernst and Young LLP signature logo]


New York, New York
November 1, 1995



                DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND


                           PART C. OTHER INFORMATION
                           _________________________


Item 24.  Financial Statements and Exhibits. - List
_______    _________________________________________

     (a)  Financial Statements:

               Included in Part A of the Registration Statement

               Condensed Financial Information for the period from October 29, 1993 (commencement of operations) to September 30, 1994 and for the fiscal year ended September 30, 1995.

               Included in Part B of the Registration Statement:

                    Statement of Investments-- September 30, 1995.


                    Statement of Assets and Liabilities-- September 30,
                    1995.


                    Statement of Operations--year ended September 30, 1995.


                    Statement of Changes in Net Assets--for each of the two years ended September 30, 1994 and 1995.

                    Notes to Financial Statements.

                    Report of Ernst & Young LLP, Independent Auditors, dated November 1, 1995.





All Schedules and other financial statement information, for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission, are either omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto which are included in Part B of the Registration Statement.


Item 24.  Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________

  (b)     Exhibits:

  (1) Registrant's Declaration of Trust is incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. to the Registration Statement on Form N-1A, filed on October 8, 1993, and Exhibit
          (1)(b) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 29, 1994.

  (2) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 29, 1994.

  (4) Specimen certificate for the Registrant's securities is incorporated by reference to Exhibit (4) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 8, 1993.

  (5) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on January 28, 1995.


  (6)(a) Distribution Agreement is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on January 28, 1995.


  (6)(b)  Forms of Service Agreement are incorporated by reference to
          Exhibit 6(b) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on January 28, 1995.

  (8) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 8, 1993.

  (9)     Shareholder Services Plan.

  (10) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 8, 1993.

  (11)    Consent of Independent Auditors.

  (15) Service Plan is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1, filed on January 28, 1995.

  (16) Schedules of Computation of Performance Data are incorporated by reference to Exhibit (16) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 8, 1993.

  (17)    Financial Data Schedule.


  (18)    Rule 18f-3 Plan.





Item 24.  Financial Statements and Exhibits. - List (continued)
_______   _____________________________________________________

          Other Exhibits
          ______________

               (a) Powers of Attorney of the Directors and officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on January 28, 1995. An additional Power of Attorney is included herein.


               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on January 28, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant.
_______   ______________________________________________________________

          Not Applicable

Item 26.  Number of Holders of Securities.
_______   ________________________________

            (1)                               (2)

                                                Number of Record
        Title of Class                   Holders as of October 25, 1995
        ______________                   ______________________________

        Shares of Beneficial Interest
        (Par value $.001)                     Class A - 45
                                              Class B - 23

Item 27.    Indemnification
_______     _______________

        The Statement as to the general effect of any contract, arrangements or statute under which a trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 4 of Part II of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 8, 1993.

        Reference is also made to the Distribution Agreement attached as Exhibit (6)(a) of Post-Effective Amendment No. 2 to the
        Registration Statement on Form N-1A, filed on January 28, 1995.

Item 28.    Business and Other Connections of Investment Adviser.
_______     ____________________________________________________

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, is a registered broker-dealer. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


Item 28.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________


Name and Position
with Dreyfus                  Other Businesses
_________________             ________________

MANDELL L. BERMAN             Real estate consultant and private investor
Director                           29100 Northwestern Highway, Suite 370
                                   Southfield, Michigan 48034;
                              Past Chairman of the Board of Trustees of Skillman Foundation.
                              Member of The Board of Vintners Intl.

FRANK V. CAHOUET              Chairman of the Board, President and
Director                      Chief Executive Officer:
                                   Mellon Bank Corporation****
                                   Mellon Bank, N.A.****
                              Director:
                                   Avery Dennison Corporation
                                   150 North Orange Grove Boulevard
                                   Pasadena, California 91103;
                                   Saint-Gobain Corporation
                                   750 East Swedesford Road
                                   Valley Forge, Pennsylvania 19482;
                                   Teledyne, Inc.
                                   1901 Avenue of the Stars
                                   Los Angeles, California 90067

ALVIN E. FRIEDMAN             Senior Adviser to Dillon, Read & Co. Inc.
Director                           535 Madison Avenue
                                   New York, New York 10022;
                                   Director and member of the Executive
                                   Committee of Avnet, Inc.**

LAWRENCE M. GREENE            Director:
Director                           Dreyfus America Fund


JULIAN M. SMERLING            None
Director

DAVID B. TRUMAN               Educational consultant;
Director                      Past President of the Russell Sage Foundation
                                   230 Park Avenue
                                   New York, New York 10017;
                              Past President of Mount Holyoke College
                                   South Hadley, Massachusetts 01075;


DAVID B. TRUMAN               Former Director:
(cont'd) Student Loan Marketing Association 1055 Thomas Jefferson Street, N.W. Washington, D.C. 20006;
                              Former Trustee:
                                   College Retirement Equities Fund
                                   730 Third Avenue
                                   New York, New York 10017

HOWARD STEIN                  Chairman of the Board:
Chairman of the Board and          Dreyfus Acquisition Corporation*;
Chief Executive Officer            The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Service Corporation*;
                              Chairman of the Board and Chief Executive
                              Officer:
                                   Major Trading Corporation*;
                              Director:
                                   Avnet, Inc.**;
                                   Dreyfus America Fund++++;
                                   The Dreyfus Fund International
                                   Limited+++++;
                                   World Balanced Fund+++;
                                   Dreyfus Partnership Management,
                                        Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*;
                              Trustee:
                                   Corporate Property Investors
                                   New York, New York




W. KEITH SMITH                Chairman and Chief Executive Officer:
Vice Chairman of the Board         The Boston Company*****
                              Vice Chairman of the Board:
                                   Mellon Bank Corporation****
                                   Mellon Bank, N.A.****
                              Director:
                                   Dentsply International, Inc.
                                   570 West College Avenue
                                   York, Pennsylvania 17405


CHRISTOPHER M. CONDRON        Vice Chairman:
President, Chief                   Mellon Bank Corporation****
Operating Officer                  The Boston Company*****
and Director                  Deputy Director:
                                   Mellon Trust****
                              Chief Executive Officer:
                                   The Boston Company Asset Management,
                                   Inc.*****
                              President:
                                   Boston Safe Deposit and Trust Company*****


STEPHEN E. CANTER             Former Chairman and Chief Executive Officer:
Vice Chairman and                  Kleinwort Benson Investment Management
Chief Investment Officer,               Americas Inc.*
and a Director                Director:
                                   The Dreyfus Trust Company++


LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                     The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109
                              Executive Vice President and Director:
                                   Dreyfus Service Organization, Inc.***;
                              Director:
                                   The Dreyfus Consumer Credit Corporation*;
                                   The Dreyfus Trust Company++;
                                   Dreyfus Service Corporation*;
                              President:
                                   The Boston Company*****
                                   Laurel Capital Advisors****
                                   Boston Group Holdings, Inc.
                              Executive Vice President:
                                   Mellon Bank, N.A.****
                                   Boston Safe Deposit & Trust*****




PHILIP L. TOIA                Chairman of the Board and Trust Investment
Vice Chairman-Operations      Officer:
and Administration                 The Dreyfus Trust Company++;
and a Director                Chairman of the Board and Chief Operating
                              Officer:
                                   Major Trading Corporation*;
                              Director:
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Corporation*;
                                   Seven Six Seven Agency, Inc.*;
                              President and Director:
                                   Dreyfus Acquisition Corporation*;
                                   The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus-Lincoln, Inc.*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Partnership Management, Inc.+;
                                   Dreyfus Service Organization, Inc.***;
                                   The Truepenny Corporation*;
                              Formerly, Senior Vice President:
                                   The Chase Manhattan Bank, N.A. and
                                   The Chase Manhattan Capital Markets
                                   Corporation
                                   One Chase Manhattan Plaza
                                   New York, New York 10081


BARBARA E. CASEY              President:
Vice President-                    Dreyfus Retirement Services Division;
Dreyfus Retirement            Executive Vice President:
Services                           Boston Safe Deposit & Trust Co.*****
                                   Dreyfus Service Corporation*

DIANE M. COFFEY               None
Vice President-
Corporate Communications

ELIE M. GENADRY               President:
Vice President-                    Institutional Services Division of Dreyfus
Institutional Sales                Service Corporation*;
                                   Broker-Dealer Division of Dreyfus Service
                                   Corporation*;
                                   Group Retirement Plans Division of Dreyfus
                                   Service Corporation;
                              Executive Vice President:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                              Vice President:
                                   The Dreyfus Trust Company++


HENRY D. GOTTMANN             Executive Vice President:
Vice President-Retail              Dreyfus Service Corporation*;
Sales and Service             Vice President:
                                   Dreyfus Precious Metals, Inc.*


DANIEL C. MACLEAN             Director, Vice President and Secretary:
Vice President and General         Dreyfus Precious Metals, Inc.*;
Counsel                       Director and Vice President:
                                   The Dreyfus Consumer Credit Corporation*;
                              Director and Secretary:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus Partnership Management, Inc.*;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation+;
                              Director, Vice President and Treasurer:
                                   Lion Management, Inc.*;
                              Director:
                                   The Dreyfus Trust Company++;
                              Secretary:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*


JEFFREY N. NACHMAN            None
Vice President-Mutual Fund
Accounting


WILLIAM F. GLAVIN, JR.        Executive Vice President:
Vice President-Corporate           Dreyfus Service Corporation*;
Development                   Senior Vice President:
                                   The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109

KATHERINE C. WICKHAM          Formerly, Assistant Commissioner:
Vice President-               Department of Parks and Recreation of the
Human Resources                    City of New York
                                   830 Fifth Avenue
                                   New York, New York 10022

MARK N. JACOBS                Vice President, Secretary and Director:
Vice President-                    Lion Management, Inc.*;
Legal and Secretary           Secretary:
                                   The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                              Assistant Secretary:
                                   Dreyfus Service Organization, Inc.***;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation*


ANDREW S. WASSER              Vice President:
Vice President-Information         Mellon Bank Corporation****
Services


MAURICE BENDRIHEM             Treasurer:
Controller                         Dreyfus Partnership Management, Inc.*;
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*;
                                   The Truepenny Corporation*;
                              Controller:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus Service Corporation*;
                                   The Dreyfus Trust Company++;
                                   The Dreyfus Consumer Credit Corporation*;
                              Formerly, Vice President-Financial Planning,
                              Administration and Tax:
                                   Showtime/The Movie Channel, Inc.
                                   1633 Broadway
                                   New York, New York 10019


ELVIRA OSLAPAS                Assistant Secretary:
Assistant Secretary                Dreyfus Service Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Acquisition Corporation, Inc.*;
                                   The Truepenny Corporation+




______________________________________

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 80 Cutter Mill Road, Great Neck, New York 11021.
*** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
**** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
***** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is One Rockefeller Plaza, New York, New York 10020.
++++    The address of the business so indicated is 2 Boulevard Royal,
        Luxembourg.
+++++   The address of the business so indicated is Nassau, Bahama Islands.


Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

           1)  Comstock Partners Strategy Fund, Inc.
           2)  Dreyfus A Bonds Plus, Inc.
           3)  Dreyfus Appreciation Fund, Inc.
           4)  Dreyfus Asset Allocation Fund, Inc.
           5)  Dreyfus Balanced Fund, Inc.

           6)  Dreyfus BASIC GNMA Fund

           7)  Dreyfus BASIC Money Market Fund, Inc.
           8)  Dreyfus BASIC Municipal Fund, Inc.
           9)  Dreyfus BASIC U.S. Government Money Market Fund
          10)  Dreyfus California Intermediate Municipal Bond Fund
          11)  Dreyfus California Tax Exempt Bond Fund, Inc.
          12)  Dreyfus California Tax Exempt Money Market Fund
          13)  Dreyfus Capital Value Fund, Inc.
          14)  Dreyfus Cash Management
          15)  Dreyfus Cash Management Plus, Inc.
          16)  Dreyfus Connecticut Intermediate Municipal Bond Fund
          17)  Dreyfus Connecticut Municipal Money Market Fund, Inc.

          18)  Dreyfus Edison Electric Index Fund, Inc.

          19)  Dreyfus Florida Intermediate Municipal Bond Fund
          20)  Dreyfus Florida Municipal Money Market Fund
          21)  The Dreyfus Fund Incorporated
          22)  Dreyfus Global Bond Fund, Inc.
          23)  Dreyfus Global Growth, L.P. (A Strategic Fund)

          24)  Dreyfus GNMA Fund, Inc.

          25)  Dreyfus Government Cash Management
          26)  Dreyfus Growth and Income Fund, Inc.

          27)  Dreyfus Growth and Value Funds, Inc.


          28)  Dreyfus Growth Opportunity Fund, Inc.

          29)  Dreyfus Institutional Money Market Fund
          30)  Dreyfus Institutional Short Term Treasury Fund
          31)  Dreyfus Insured Municipal Bond Fund, Inc.
          32)  Dreyfus Intermediate Municipal Bond Fund, Inc.
          33)  Dreyfus International Equity Fund, Inc.

          34)  The Dreyfus/Laurel Funds, Inc.


          35)  The Dreyfus/Laurel Funds Trust


          36)  The Dreyfus/Laurel Tax-Free Municipal Funds


          37)  The Dreyfus/Laurel Investment Series

          38)  Dreyfus Life and Annuity Index Fund, Inc.

          39)  Dreyfus LifeTime Portfolios, Inc.

          40)  Dreyfus Liquid Assets, Inc.
          41)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
          42)  Dreyfus Massachusetts Municipal Money Market Fund
          43)  Dreyfus Massachusetts Tax Exempt Bond Fund
          44)  Dreyfus Michigan Municipal Money Market Fund, Inc.
          45)  Dreyfus Money Market Instruments, Inc.
          46)  Dreyfus Municipal Bond Fund, Inc.
          47)  Dreyfus Municipal Cash Management Plus
          48)  Dreyfus Municipal Money Market Fund, Inc.
          49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
          50)  Dreyfus New Jersey Municipal Bond Fund, Inc.
          51)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
          52)  Dreyfus New Leaders Fund, Inc.
          53)  Dreyfus New York Insured Tax Exempt Bond Fund
          54)  Dreyfus New York Municipal Cash Management
          55)  Dreyfus New York Tax Exempt Bond Fund, Inc.
          56)  Dreyfus New York Tax Exempt Intermediate Bond Fund
          57)  Dreyfus New York Tax Exempt Money Market Fund
          58)  Dreyfus Ohio Municipal Money Market Fund, Inc.
          59)  Dreyfus 100% U.S. Treasury Intermediate Term Fund
          60)  Dreyfus 100% U.S. Treasury Long Term Fund
          61)  Dreyfus 100% U.S. Treasury Money Market Fund
          62)  Dreyfus 100% U.S. Treasury Short Term Fund
          63)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
          64)  Dreyfus Pennsylvania Municipal Money Market Fund
          65)  Dreyfus Short-Intermediate Government Fund
          66)  Dreyfus Short-Intermediate Municipal Bond Fund
          67)  Dreyfus Short-Term Income Fund, Inc.
          68)  The Dreyfus Socially Responsible Growth Fund, Inc.
          69)  Dreyfus Strategic Growth, L.P.
          70)  Dreyfus Strategic Income
          71)  Dreyfus Strategic Investing
          72)  Dreyfus Tax Exempt Cash Management

          73)  The Dreyfus Third Century Fund, Inc.

          74)  Dreyfus Treasury Cash Management
          75)  Dreyfus Treasury Prime Cash Management
          76)  Dreyfus Variable Investment Fund
          77)  Dreyfus-Wilshire Target Funds, Inc.
          78)  Dreyfus Worldwide Dollar Money Market Fund, Inc.

          79)  General California Municipal Bond Fund, Inc.

          80)  General California Municipal Money Market Fund
          81)  General Government Securities Money Market Fund, Inc.
          82)  General Money Market Fund, Inc.
          83)  General Municipal Bond Fund, Inc.
          84)  General Municipal Money Market Fund, Inc.
          85)  General New York Municipal Bond Fund, Inc.
          86)  General New York Municipal Money Market Fund

          87)  Pacifica Funds Trust -
                    Pacifica Prime Money Market Fund
                    Pacifica Treasury Money Market Fund

          88)  Peoples Index Fund, Inc.
          89)  Peoples S&P MidCap Index Fund, Inc.
          90)  Premier Insured Municipal Bond Fund
          91)  Premier California Municipal Bond Fund

          92)  Premier Capital Growth Fund, Inc.


          93)  Premier Global Investing, Inc.

          94)  Premier GNMA Fund
          95)  Premier Growth Fund, Inc.
          96)  Premier Municipal Bond Fund
          97)  Premier New York Municipal Bond Fund
          98)  Premier State Municipal Bond Fund


(b)
                                                              Positions and
Name and principal       Positions and offices with           offices with
business address         the Distributor                      Registrant
__________________       ___________________________          _____________

Marie E. Connolly+       Director, President, Chief           President and
                         Executive Officer and Compliance     Treasurer
                         Officer


Joseph F. Tower, III+    Senior Vice President, Treasurer     Assistant
                         and Chief Financial Officer          Treasurer


John E. Pelletier+       Senior Vice President, General       Vice President
                         Counsel, Secretary and Clerk         and Secretary

Frederick C. Dey++       Senior Vice President                Vice President
                                                              and Assistant
                                                              Treasurer

Eric B. Fischman++       Vice President and Associate         Vice President
                         General Counsel                      and Assistant
                                                              Secretary

Paul Prescott+           Vice President                       None

Elizabeth Bachman++      Assistant Vice President             Vice President
                                                              and Assistant
                                                              Secretary


Margaret Pardo++         Legal Assistant                      Assistant
                                                              Secretary


Mary Nelson+             Assistant Treasurer                  None


John J. Pyburn++         Assistant Treasurer                  Assistant
                                                              Treasurer


Jean M. O'Leary+         Assistant Secretary and              None
                         Assistant Clerk



John W. Gomez+           Director                             None

William J. Nutt+         Director                             None




________________________________

 +  Principal business address is One Exchange Place, Boston, Massachusetts
    02109.


++  Principal business address is 200 Park Avenue, New York, New York 10166.



Item 30.    Location of Accounts and Records
            ________________________________

            1. First Data Investor Services Group, Inc.,
               a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671


            2. The Bank of New York
               90 Washington Street
               New York, New York 10286


            3. Dreyfus Transfer, Inc.
               One American Express Plaza
               Providence, Rhode Island 02903


            4. The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 31.    Management Services
_______     ___________________

            Not Applicable

Item 32.    Undertakings
________    ____________

  (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of
            Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.

  (3) Unless The Dreyfus Corporation gives the Fund's investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be Fund expenses: (i) the management fee payable by the Fund to The Dreyfus Corporation monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets; and (ii) as to Class B shares only, payments made at the annual rate of .25 of 1% of the value of the average daily net assets of Class B, pursuant to a Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 to which only Class B shares are subject.



                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of December, 1995.


                    DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND

               BY:  /s/Marie E. Connolly*
                    ___________________________
                    Marie E. Connolly, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                        Title                      Date
___________________________     ______________________________    ___________

/s/Marie E. Connolly*          President and Treasurer             12/29/95
____________________________   (Principal Executive and
Marie E. Connolly              Accounting Officer)


/s/Joseph F. Tower, III*       Assistant Treasurer                 12/29/95
____________________________   (Principal Financial Officer)
Joseph F. Tower, III


/s/Joseph S. DiMartino*        Chairman of the Board               12/29/95
____________________________
Joseph S. DiMartino


/s/Lucy Wilson Benson*         Board Member                        12/29/95
____________________________
Lucy Wilson Benson


/s/David W. Burke*             Board Member                        12/29/95
____________________________
David W. Burke


/s/Martin D. Fife*             Board Member                        12/29/95
____________________________
Martin D. Fife


/s/Robert R. Glauber*          Board Member                        12/29/95
____________________________
Robert R. Glauber


/s/Whitney I. Gerard*          Board Member                        12/29/95
____________________________
Whitney I. Gerard


/s/Arthur A. Hartman*          Board Member                        12/29/95
____________________________
Arthur A. Hartman


/s/George L. Perry*            Board Member                        12/29/95
____________________________
George L. Perry


/s/Paul D. Wolfowitz*          Board Member                        12/29/95
____________________________
Paul D. Wolfowitz




*BY: __________________________
     Eric B. Fischman,
     Attorney-in-Fact




                                EXHIBIT INDEX


                                                   Page

Shareholder Services Plan

Consent of Independent Auditors

Financial Data Schedule

Rule 18f-3 Plan


Other Exhibits:

Power of Attorney